UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number          811-04494

The Gabelli Asset Fund

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Asset Fund

Semiannual Report — June 30, 2021

To Our Shareholders,

For the six months ended June 30, 2021, the net asset value (NAV) total return per class AAA Share of The Gabelli Asset Fund was 14.5% compared with a total return of 15.3% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available. See page 2 for the performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2021.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through June 30, 2021 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance for periods of less than one year is not annualized.

						Since
						Inception
	Six Months	1 Year	5 Year	10 Year	15 Year	(3/3/86)
Class AAA (GABAX)	14.54%	44.14%	12.73%	10.52%	9.11%	11.89%
S&P 500 Index (b)	15.25	40.79	17.65	14.84	10.73	11.15
Class A (GATAX)	14.55	44.15	12.73	10.52	9.12	11.89
With sales charge (c)	7.96	35.87	11.40	9.87	8.69	11.69
Class C (GATCX)	14.10	43.10	11.89	9.70	8.31	11.48
With contingent deferred sales charge (d)	13.10	42.10	11.89	9.70	8.31	11.48
Class I (GABIX)	14.68	44.52	13.01	10.80	9.36	12.00

(a)	Returns would have been lower had Gabelli Funds, LLC (the Adviser) not reimbursed certain expenses of the Fund for periods prior to December 31, 1988. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.
(b)	The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index. Since inception performance is as of February 28, 1986.

(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

In the current prospectuses dated April 30, 2021, the expense ratios for Class AAA, A, C, and I are 1.36%, 1.36%, 2.11%, and 1.11% respectively. See page 15 for the expense ratios for the six months ended June 30, 2021. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

The Gabelli Asset Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from July 1, 2020 through June 30, 2021	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case- because the hypothetical return used is not the Fund’s actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/21	Ending Account Value 06/30/21	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Asset Fund
Actual Fund Return
Class AAA	$1,000.00	$1,145.40	1.33%	$7.07
Class A	$1,000.00	$1,145.50	1.33%	$7.08
Class C	$1,000.00	$1,141.00	2.08%	$11.04
Class I	$1,000.00	$1,146.80	1.08%	$5.75
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.20	1.33%	$6.66
Class A	$1,000.00	$1,018.20	1.33%	$6.66
Class C	$1,000.00	$1,014.48	2.08%	$10.39
Class I	$1,000.00	$1,019.44	1.08%	$5.41

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2021:

The Gabelli Asset Fund

Food and Beverage	13.2%
Financial Services	9.9%
Equipment and Supplies	9.3%
Machinery	6.0%
Consumer Products	5.7%
Health Care	5.5%
Entertainment	5.3%
Diversified Industrial	5.1%
Electronics	4.2%
Cable and Satellite	3.5%
Business Services	3.3%
Metals and Mining	3.0%
Automotive: Parts and Accessories	2.9%
Environmental Services	2.2%
Broadcasting	2.2%
Retail	2.0%
Publishing	1.8%
Computer Software and Services	1.6%
Telecommunications	1.5%
Energy and Utilities	1.5%
Specialty Chemicals	1.4%
Hotels and Gaming	1.3%
Consumer Services	1.3%
Building and Construction	1.2%
Transportation	0.9%
Real Estate	0.8%
Automotive	0.7%
Aerospace	0.5%
Agriculture	0.4%
Manufactured Housing and Recreational
Vehicles	0.3%
Aviation: Parts and Services	0.3%
Wireless Communications	0.3%
U.S. Government Obligations	0.2%
Computer Hardware	0.2%
Communications Equipment	0.2%
Closed-End Funds	0.1%
Automobiles and Components	0.0%*
Airlines	0.0%*
Other Assets and Liabilities (Net)	0.2%
100.0%

*                Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Asset Fund

Schedule of Investments — June 30, 2021 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 99.3%
	Aerospace — 0.5%
55,000	Aerojet Rocketdyne Holdings Inc.	$147,252	$2,655,950
9,000	HEICO Corp	736,228	1,254,780
10,500	L3Harris Technologies Inc.	1,215,073	2,269,575
4,850	Lockheed Martin Corp.	143,318	1,834,997
5,800	Northrop Grumman Corp.	259,296	2,107,894
156,800	Rolls-Royce Holdings plc†	255,775	214,559
1,650	The Boeing Co.†	502,207	395,274
		3,259,149	10,733,029
	Agriculture — 0.4%
151,000	Archer-Daniels-Midland Co.	1,606,088	9,150,600
23,400	The Mosaic Co.	410,607	746,694
		2,016,695	9,897,294
	Airlines — 0.0%
100,000	American Airlines Group Inc., Escrow†	77	4,000

	Automotive — 0.7%
5,000	Ferrari NV	189,262	1,030,250
51,250	General Motors Co.†	2,301,105	3,032,463
60,000	Navistar International Corp.†	558,630	2,670,000
88,000	PACCAR Inc.	448,952	7,854,000
22,000	Traton SE	628,156	697,553
2,900	Volkswagen AG	115,571	951,825
		4,241,676	16,236,091
	Automotive: Parts and Accessories — 2.9%
92,550	BorgWarner Inc.	382,150	4,492,377
78,803	Brembo SpA	150,684	997,946
429,000	Dana Inc.	4,927,513	10,193,040
77,000	Garrett Motion Inc.†	353,358	614,460
263,239	Genuine Parts Co	6,124,639	33,291,837
80,000	Modine Manufacturing Co.†	872,138	1,327,200
18,900	O’Reilly Automotive Inc.†	468,357	10,701,369
28,000	Standard Motor Products Inc.	228,943	1,213,800
146,300	Tenneco Inc., Cl. A†	1,530,844	2,826,516
		15,038,626	65,658,545
	Aviation: Parts and Services — 0.3%
29,000	Curtiss-Wright Corp.	88,813	3,444,040
82,100	Kaman Corp.	1,078,296	4,137,840
		1,167,109	7,581,880
	Broadcasting — 2.2%
500	Cogeco Communications Inc.	46,817	48,891
17,400	Cogeco Inc	330,961	1,349,497
37,400	Corus Entertainment Inc., Cl. B	59,794	192,498
			Market
Shares		Cost	Value

29,750	Liberty Broadband Corp., Cl. A†	$25,596	$5,003,057
101,663	Liberty Broadband Corp., Cl. C†	267,502	17,654,796
32,350	Liberty Media Corp.- Liberty Formula One, Cl. A†	15,277	1,379,080
51,100	Liberty Media Corp.- Liberty Formula One, Cl. C†	24,224	2,463,531
50,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	20,644	2,329,000
258,147	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	2,539,956	11,975,439
264,650	MSG Networks Inc., Cl. A†	91,937	3,858,597
17,000	Nexstar Media Group Inc., Cl. A	1,453,016	2,513,960
60,000	Sinclair Broadcast Group Inc., Cl. A	1,955,746	1,993,200
16,000	TBS Holdings Inc.	211,657	245,700
2,800	Television Broadcasts Ltd.†	10,764	2,669
		7,053,891	51,009,915
	Building and Construction — 1.2%
60,950	Arcosa Inc.	190,100	3,580,203
35,800	Assa Abloy AB, Cl. B	609,891	1,078,422
98,500	Fortune Brands Home & Security Inc.	1,259,577	9,811,585
69,500	Herc Holdings Inc.†	2,051,173	7,788,865
72,000	Johnson Controls International plc	1,371,247	4,941,360
25,000	KBR Inc.	835,005	953,750
		6,316,993	28,154,185
	Business Services — 3.3%
135,000	Clear Channel Outdoor Holdings Inc.†	150,902	356,400
14,000	Diebold Nixdorf Inc.†	109,619	179,760
21,600	Ecolab Inc.	333,422	4,448,952
40,000	Fly Leasing Ltd., ADR†	480,769	677,600
13,000	IHS Markit Ltd	1,182,012	1,464,580
18,700	Live Nation Entertainment Inc.†	161,662	1,637,933
312,000	Macquarie Infrastructure Corp.	9,348,116	11,940,240
99,325	Mastercard Inc., Cl. A	387,368	36,262,564
135,000	The Interpublic Group of Companies Inc.	760,958	4,386,150
4,000	United Rentals Inc.†	429,506	1,276,040
20,000	Vectrus Inc.†	95,883	951,800
46,600	Visa Inc., Cl. A	541,021	10,896,012
		13,981,238	74,478,031
	Cable and Satellite — 3.5%
40,000	Altice USA Inc., Cl. A†	985,504	1,365,600

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

			Market
Shares		Cost	Value

	COMMON STOCKS (Continued)
	Cable and Satellite (Continued)
41,400	AMC Networks Inc., Cl. A†	$0	$2,765,520
2,150	Charter Communications Inc., Cl. A†	118,032	1,551,118
454,150	Comcast Corp., Cl. A	6,302,184	25,895,633
251,599	DISH Network Corp., Cl. A†	4,806,650	10,516,838
39,600	EchoStar Corp., Cl. A†	737,965	961,884
130,000	Liberty Global plc, Cl. A†	425,609	3,530,800
172,398	Liberty Global plc, Cl. C†	762,484	4,661,642
857	Liberty Latin America Ltd., Cl. A†	1,714	11,878
95,650	Liberty Latin America Ltd., Cl. C†	1,131,877	1,348,665
9,700	Naspers Ltd., Cl. N	381,171	2,036,586
7,750	Prosus NV	650,254	757,863
338,200	Rogers Communications Inc., Cl. B	1,486,129	17,971,948
198,850	Shaw Communications Inc., Cl. B	313,389	5,750,742
		18,102,962	79,126,717
	Communications Equipment — 0.2%
81,950	Corning Inc.	206,811	3,351,755
2,650	QUALCOMM Inc.	355,093	378,764
		561,904	3,730,519
	Computer Hardware — 0.2%
22,725	Apple Inc.	534,727	3,112,416
5,200	Dell Technologies Inc., Cl. C†	267,236	518,284
7,000	Intel Corp.	407,601	392,980
5,050	International Business Machines Corp.	663,774	740,279
4,300	Western Digital Corp.†	182,730	306,031
		2,056,068	5,069,990
	Computer Software and Services — 1.6%
1,100	Activision Blizzard Inc.	73,452	104,984
570	Alphabet Inc., Cl. A†	814,065	1,391,820
8,000	Alphabet Inc., Cl. C†	6,161,993	20,050,560
2,900	Alteryx Inc., Cl. A†	328,929	249,458
550	Baidu Inc., ADR†	81,234	112,145
9,000	Cisco Systems Inc.	426,997	477,000
19,000	Fidelity National Information Services Inc.	275,180	2,691,730
25,000	Hewlett Packard Enterprise Co.	167,371	364,500
3,125	Match Group Inc.†	6,589	503,906
7,200	Microsoft Corp.	556,659	1,950,480
5,000	NortonLifeLock Inc.	96,856	136,100
2,875	Oracle Corp.	179,520	223,790
17,200	Rockwell Automation Inc	369,435	4,919,544
			Market
Shares		Cost	Value

1,225	salesforce.com Inc.†	$269,081	$299,231
1,450	SAP SE, ADR	199,874	203,667
58,807	Vimeo Inc.†	35,130	2,881,543
1,100	VMware Inc., Cl. A†	153,438	175,967
		10,195,803	36,736,425
	Consumer Products — 5.7%
26,000	Brunswick Corp	627,791	2,590,120
10,700	Christian Dior SE	296,073	8,614,829
40,000	Church & Dwight Co. Inc.	61,443	3,408,800
405,100	Edgewell Personal Care Co.	9,074,099	17,783,890
262,950	Energizer Holdings Inc.	4,285,979	11,301,591
9,350	Essity AB, Cl. A	124,094	311,372
41,650	Essity AB, Cl. B	467,387	1,381,179
3,200	Givaudan SA	1,100,210	14,882,032
28,000	Harley-Davidson Inc.	70,525	1,282,960
1,950	Hermes International	676,664	2,840,553
3,500	National Presto Industries Inc.	97,930	355,775
31,925	Reckitt Benckiser Group plc	970,478	2,825,034
60,000	Sally Beauty Holdings Inc.†	434,670	1,324,200
9,300	Svenska Cellulosa AB SCA, Cl. A	32,783	153,223
36,800	Svenska Cellulosa AB SCA, Cl. B	103,096	603,078
6,555,700	Swedish Match AB	6,734,574	55,904,346
3,700	Sysco Corp.	279,691	287,675
3,700	The Estee Lauder Companies Inc., Cl. A	160,216	1,176,896
17,000	The Procter & Gamble Co.	458,972	2,293,810
32,150	Wolverine World Wide Inc.	149,515	1,081,526
		26,206,190	130,402,889
	Consumer Services — 1.2%
3,750	Allegion plc	37,744	522,375
1,725	FedEx Corp.	275,841	514,619
46,530	IAC/InterActiveCorp.†	866,960	7,173,530
150,000	Liberty TripAdvisor Holdings Inc., Cl. A†	743,332	610,500
560,000	Qurate Retail Inc., Cl. A	3,616,471	7,330,400
211,000	Rollins Inc.	189,245	7,216,200
60,000	Terminix Global Holdings Inc.†	2,283,808	2,862,600
3,000	Travel + Leisure Co.	32,564	178,350
		8,045,965	26,408,574
	Diversified Industrial — 5.0%
9,400	ABB Ltd., ADR	213,587	319,506
450	Acuity Brands Inc.	5,311	84,163
1,500	Agilent Technologies Inc.	124,163	221,715
3,000	ChargePoint Holdings Inc.†	98,670	104,220
44,400	Colfax Corp.†	1,322,230	2,033,964
214,800	Crane Co.	2,684,811	19,841,076

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

			Market
Shares		Cost	Value

	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
94,900	Eaton Corp. plc	$3,527,136	$14,062,282
600	Emerson Electric Co.	57,758	57,744
9,000	EnPro Industries Inc	507,143	874,350
13,300	General Electric Co.	155,171	179,018
127,950	Greif Inc., Cl. A	2,751,843	7,747,372
69,525	Honeywell International Inc.	1,625,151	15,250,309
2,000	Hyster-Yale Materials Handling Inc.	149,873	145,960
19,706	Ingersoll Rand Inc.†	71,556	961,850
187,050	ITT Inc.	1,189,533	17,131,909
14,350	Jardine Matheson Holdings Ltd.	694,831	917,252
238,150	Myers Industries Inc.	1,441,208	5,001,150
22,000	nVent Electric plc	235,075	687,280
6,000	Park-Ohio Holdings Corp.	216,720	192,840
28,000	Pentair plc	655,751	1,889,720
9,350	Sulzer AG	857,816	1,291,467
165,350	Textron Inc.	1,695,158	11,371,120
273,450	Toray Industries Inc.	1,915,543	1,819,226
22,800	Trane Technologies plc	251,929	4,198,392
212,500	Trinity Industries Inc.	694,675	5,714,125
14,000	Vantage Towers AG†	408,497	450,870
3,500	Waters Corp.†	260,575	1,209,635
1,500	Westinghouse Air Brake Technologies Corp.	110,053	123,450
		23,921,767	113,881,965
	Electronics — 4.2%
625	Analog Devices Inc	84,244	107,600
114,500	Flex Ltd.†	2,099,182	2,046,115
11,200	Kyocera Corp., ADR	330,557	690,928
1,450	Mettler-Toledo International Inc.†	204,631	2,008,743
283,650	Resideo Technologies Inc.†	2,381,759	8,509,500
2,190	Samsung Electronics Co. Ltd., GDR	400,050	3,905,865
561,700	Sony Group Corp., ADR	10,523,302	54,608,474
32,250	TE Connectivity Ltd	774,339	4,360,523
87,550	Texas Instruments Inc.	1,976,094	16,835,865
6,000	Thermo Fisher Scientific Inc.	732,145	3,026,820
		19,506,303	96,100,433
	Energy and Utilities — 1.5%
49,000	BP plc, ADR	805,861	1,294,580
74,950	Chevron Corp.	2,346,962	7,850,263
4,500	ConocoPhillips	81,016	274,050
85,000	Devon Energy Corp.	988,539	2,481,150
27,000	Enbridge Inc.	621,220	1,081,080
79,200	EOG Resources Inc.	181,358	6,608,448
10,000	Exxon Mobil Corp.	143,188	630,800
			Market
Shares		Cost	Value

3,350	Fluor Corp.†	$69,820	$59,295
28,250	Halliburton Co.	562,977	653,140
59,000	Kinder Morgan Inc.	1,023,104	1,075,570
2,400	Marathon Petroleum Corp.	110,443	145,008
69,000	National Fuel Gas Co.	3,188,473	3,605,250
60,000	Oceaneering International Inc.†	886,880	934,200
189,300	PG&E Corp.†	1,973,264	1,925,181
3,950	Royal Dutch Shell plc, Cl. A, ADR	160,044	159,580
30,050	Southwest Gas Holdings Inc.	518,778	1,989,010
91,100	The AES Corp.	252,347	2,374,977
52	Weatherford International plc†	39,077	946
		13,953,351	33,142,528
	Entertainment — 5.3%
151,750	Discovery Inc., Cl. A†	685,150	4,655,690
494,200	Discovery Inc., Cl. C†	2,082,238	14,321,916
178,600	Fox Corp., Cl. A	7,404,004	6,631,418
20,000	Fox Corp., Cl. B	585,902	704,000
709,800	Grupo Televisa SAB, ADR	5,788,370	10,135,944
51,235	Liberty Media Corp.- Liberty Braves, Cl. A†	898,736	1,445,852
144,771	Liberty Media Corp.- Liberty Braves, Cl. C†	2,243,621	4,020,290
134,533	Madison Square Garden Entertainment Corp.†	1,042,421	11,296,736
128,533	Madison Square Garden Sports Corp.†	1,469,236	22,180,940
152,130	The Walt Disney Co.†	1,255,512	26,739,890
364,391	ViacomCBS Inc., Cl. A	5,490,209	17,654,744
20,000	ViacomCBS Inc., Cl. B	495,128	904,000
		29,440,527	120,691,420
	Environmental Services — 2.2%
306,850	Republic Services Inc.	2,241,233	33,756,569
20,000	Stericycle Inc.†	1,268,535	1,431,000
82,000	Waste Connections Inc.	3,228,164	9,793,260
45,200	Waste Management Inc.	644,803	6,332,972
		7,382,735	51,313,801
	Equipment and Supplies — 9.3%
625	3M Co.	121,791	124,144
512,950	AMETEK Inc.	771,978	68,478,825
22,400	Amphenol Corp., Cl. A	21,604	1,532,384
14,350	AZZ Inc.	587,901	743,043
38,000	CIRCOR International Inc.†	290,610	1,238,800
100,550	Crown Holdings Inc.	453,310	10,277,216
143,050	CTS Corp.	746,454	5,315,738
5,275	Danaher Corp.	150,228	1,415,599
397,750	Donaldson Co. Inc.	583,522	25,269,057

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

			Market
Shares		Cost	Value

	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
391,050	Flowserve Corp.	$1,722,207	$15,767,136
105,000	Graco Inc.	1,644,116	7,948,500
10,000	Hubbell Inc.	1,331,350	1,868,400
113,800	IDEX Corp.	416,985	25,041,690
41,650	Interpump Group SpA	163,688	2,466,361
10,000	Lawson Products Inc.†	138,376	535,100
119,000	Mueller Industries Inc.	3,139,531	5,153,890
146,400	Sealed Air Corp.	3,048,096	8,674,200
21,700	The Manitowoc Co. Inc.†	46,763	531,650
47,150	The Timken Co.	1,749,500	3,799,819
17,650	The Toro Co.	304,095	1,939,382
72,550	The Weir Group plc†	305,283	1,857,634
21,770	Valmont Industries Inc.	293,376	5,138,808
124,600	Watts Water Technologies Inc., Cl. A	1,254,915	18,180,386
		19,285,679	213,297,762

	Financial Services — 9.9%
9,500	Alleghany Corp.†	1,445,585	6,337,165
46,650	AllianceBernstein Holding LP	20,472	2,172,024
192,725	American Express Co.	2,996,850	31,843,952
2,400	Ameriprise Financial Inc.	75,619	597,312
20,000	Argo Group International Holdings Ltd.	394,314	1,036,600
21,400	Bank of America Corp.	123,531	882,322
105	Berkshire Hathaway Inc., Cl. A†	317,651	43,953,105
159	Brookfield Asset Management Reinsurance Partners Ltd., Cl. A†	8,427	8,271
21,800	Citigroup Inc.	614,993	1,542,350
1,500	dMY Technology Group Inc. III, Cl. A†	15,782	16,035
53,350	GAM Holding AG†	226,289	115,897
167,000	Gores Holdings V Inc., Cl. A†	1,730,410	1,686,700
42,500	Interactive Brokers Group Inc., Cl. A	688,280	2,793,525
32,700	Jefferies Financial Group Inc.	300,157	1,118,340
95,850	JPMorgan Chase & Co.	3,315,821	14,908,509
54,000	Kinnevik AB, Cl. A	904,864	2,445,683
40,000	Kinnevik AB, Cl. B	709,671	1,601,290
107,050	KKR & Co. Inc	1,062,469	6,341,642
1,500	LendingTree Inc.†	11,892	317,820
35,000	Loews Corp.	1,349,810	1,912,750
14,450	M&T Bank Corp.	681,244	2,099,730
39,000	Marsh & McLennan Companies Inc.	1,018,628	5,486,520
			Market
Shares		Cost	Value

44,800	PayPal Holdings Inc.†	$1,401,089	$13,058,304
13,000	Popular Inc.	191,966	975,650
50,000	Post Holdings Partnering Corp.†	500,000	519,500
20,000	PROG Holdings Inc.	17,401	962,600
20,000	Seven Oaks Acquisition Corp., Cl. A†	194,070	197,800
50,000	Software Acquisition Group Inc. II, Cl. A†	547,944	497,500
140,800	State Street Corp.	3,977,069	11,585,024
9,750	T. Rowe Price Group Inc.	136,841	1,930,207
394,100	The Bank of New York Mellon Corp.	10,192,491	20,189,743
85,025	The Blackstone Group Inc.	1,408,638	8,259,328
26,675	The Goldman Sachs Group Inc.	4,420,013	10,123,963
20,000	The Hartford Financial Services Group Inc.	613,540	1,239,400
95,750	The PNC Financial Services Group Inc.	5,248,106	18,265,270
9,000	Value Line Inc.	122,382	279,000
170,900	Wells Fargo & Co.	4,816,225	7,740,061
		51,800,534	225,040,892
	Food and Beverage — 13.2%
726,300	Brown-Forman Corp., Cl. A	3,191,930	51,204,150
85,450	Brown-Forman Corp., Cl. B	335,153	6,403,623
22,000	Campbell Soup Co	581,589	1,002,980
792,300	China Mengniu Dairy Co. Ltd.	1,177,276	4,790,964
33,300	Chr. Hansen Holding A/S	1,399,315	3,005,430
23,400	Coca-Cola Europacific Partners plc	457,809	1,388,088
15,400	Coca-Cola HBC AG†	215,080	556,856
334,000	Conagra Brands Inc.	8,192,608	12,150,920
23,900	Constellation Brands Inc., Cl. A	559,165	5,589,971
35,000	Crimson Wine Group Ltd.†	268,247	319,900
109,300	Danone SA	4,175,211	7,694,499
60,000	Davide Campari-Milano NV	100,689	803,583
195,650	Diageo plc, ADR	6,765,902	37,504,148
88,684	Farmer Brothers Co.†	676,338	1,125,400
251,500	Flowers Foods Inc.	462,103	6,086,300
37,000	Fomento Economico Mexicano SAB de CV, ADR	1,479,125	3,126,870
87,450	General Mills Inc.	1,313,285	5,328,328
1,667,600	Grupo Bimbo SAB de CV, Cl. A	673,909	3,672,501
10,000	Heineken Holding NV	407,450	1,007,295
77,250	Heineken NV	3,424,920	9,361,437
19,350	Heineken NV, ADR	465,264	1,175,489

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

			Market
Shares		Cost	Value

	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
132,050	ITO EN Ltd.	$2,783,532	$7,833,021
11,000	John Bean Technologies Corp.	172,494	1,568,820
25,000	Kellogg Co.	653,011	1,608,250
61,750	Kerry Group plc, Cl. A	725,429	8,574,069
194,700	Kikkoman Corp.	2,065,823	12,846,222
15,000	Lamb Weston Holdings Inc.	1,033,335	1,209,900
18,800	LVMH Moet Hennessy Louis Vuitton SE	663,414	14,741,766
60,000	Maple Leaf Foods Inc.	1,064,352	1,245,402
18,500	MEIJI Holdings Co. Ltd.	387,565	1,107,386
167,000	Mondelez International Inc., Cl. A	3,046,430	10,427,480
44,000	Morinaga Milk Industry Co. Ltd.	794,833	2,293,173
18,000	National Beverage Corp.	916,740	850,140
42,000	Nestlé SA	2,382,239	5,230,197
106,250	Nissin Foods Holdings Co. Ltd.	3,543,963	7,651,109
36,000	Nomad Foods Ltd.†	938,430	1,017,720
59,250	PepsiCo Inc.	1,937,744	8,779,072
52,900	Pernod Ricard SA	4,411,563	11,742,340
73,300	Post Holdings Inc.†	792,377	7,950,851
76,300	Remy Cointreau SA	4,390,894	15,751,301
16,450	Suntory Beverage & Food Ltd.	524,300	618,939
32,550	The Coca-Cola Co.	1,008,620	1,761,281
5,350	The Hain Celestial Group Inc.†	73,802	214,642
20,600	The J.M. Smucker Co.	690,558	2,669,142
20,000	The Kraft Heinz Co.	837,818	815,600
229,800	Tingyi (Cayman Islands) Holding Corp.	520,822	458,754
27,364	Tootsie Roll Industries Inc.	204,233	927,913
1,500	Tyson Foods Inc., Cl. A	11,986	110,640
126,100	Yakult Honsha Co. Ltd.	2,934,906	7,139,556
		75,833,581	300,443,418
	Health Care — 5.5%
13,000	Abbott Laboratories	710,185	1,507,090
22,500	AbbVie Inc.	1,944,068	2,534,400
7,500	Alexion Pharmaceuticals Inc.†	826,631	1,377,825
26,000	AmerisourceBergen Corp	1,383,251	2,976,740
28,500	Amgen Inc.	130,815	6,946,875
6,000	Anthem Inc.	1,683,733	2,290,800
55,000	Aurinia Pharmaceuticals Inc.†	773,453	712,800
81,000	Bausch Health Cos. Inc.†	1,700,657	2,374,920
36,100	Baxter International Inc.	1,057,562	2,906,050
			Market
Shares		Cost	Value

5,100	Bayer AG, ADR	$94,090	$77,724
13,000	Becton, Dickinson and Co.	2,206,157	3,161,470
8,040	Biogen Inc.†	231,528	2,784,011
3,950	BioMarin Pharmaceutical Inc.†	321,103	329,588
8,205	Bio-Rad Laboratories Inc., Cl. A†	2,017,649	5,286,399
138,850	Bristol-Myers Squibb Co.	4,675,410	9,277,957
15,000	Cardiovascular Systems Inc.†	416,500	639,750
1,920	CareDx Inc.†	120,038	175,718
4,000	Catalent Inc.†	396,940	432,480
7,800	Chemed Corp.	122,268	3,701,100
20,000	Cigna Corp.	2,663,615	4,741,400
9,400	CONMED Corp.	179,457	1,291,842
10,450	Covetrus Inc.†	71,338	282,150
17,500	DaVita Inc.†	1,006,874	2,107,525
112,800	Demant A/S†	1,049,913	6,349,356
10,000	DENTSPLY SIRONA Inc.	360,193	632,600
11,000	Elanco Animal Health Inc.†	323,356	381,590
100,000	Evolent Health Inc., Cl. A†	1,177,062	2,112,000
5,000	Gerresheimer AG	319,189	552,856
5,350	GlaxoSmithKline plc, ADR	202,580	213,037
15,985	HCA Healthcare Inc.	1,043,358	3,304,739
86,300	Henry Schein Inc.†	2,404,698	6,402,597
2,500	ICU Medical Inc.†	487,145	514,500
875	Illumina Inc.†	289,645	414,059
27,000	Indivior plc†	16,699	57,742
15,000	Integer Holdings Corp.†	825,294	1,413,000
37,275	Johnson & Johnson	2,267,228	6,140,683
3,700	Koninklijke Philips NV	208,661	183,890
11,000	Laboratory Corp. of America Holdings†	1,753,786	3,034,350
8,000	McKesson Corp.	717,123	1,529,920
24,400	Medtronic plc	1,842,658	3,028,772
70,150	Merck & Co. Inc.	2,325,321	5,455,566
90,000	Option Care Health Inc.†	725,035	1,968,300
8,145	Organon & Co.†	153,620	246,468
15,000	Orthofix Medical Inc.†	458,338	601,650
22,500	Perrigo Co. plc	1,280,433	1,031,625
27,000	PetIQ Inc.†	730,288	1,042,200
14,000	Quidel Corp.†	169,394	1,793,680
3,050	Regeneron Pharmaceuticals Inc.†	1,268,321	1,703,547
45,000	Roche Holding AG, ADR	832,393	2,114,550
3,600	Sanofi, ADR	181,299	189,576
6,900	Stryker Corp.	321,481	1,792,137
65,442	Takeda Pharmaceutical Co. Ltd., ADR	1,265,648	1,101,389
22,314	Tenet Healthcare Corp.†	516,015	1,494,815
4,000	The Cooper Companies Inc.	941,320	1,585,080
50,000	Trillium Therapeutics Inc.†	587,103	485,000

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

			Market
Shares		Cost	Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
4,000	UnitedHealth Group Inc.	$228,305	$1,601,760
25,000	Viatris Inc.	384,750	357,250
37,450	Zimmer Biomet Holdings Inc.	3,459,076	6,022,709
7,000	Zoetis Inc.	304,922	1,304,520
		56,154,972	126,074,127
	Hotels and Gaming — 1.3%
10,950	Accor SA†	299,312	408,865
9,050	Churchill Downs Inc.	97,552	1,794,253
40,000	Entain plc†	787,612	965,820
350,000	Genting Singapore Ltd.	367,220	217,335
12,500	Hyatt Hotels Corp., Cl. A†	405,799	970,500
1,100	Las Vegas Sands Corp.†	993	57,959
3,994,100	Mandarin Oriental International Ltd.†	6,619,558	7,988,200
256,250	MGM Resorts International	2,717,036	10,929,062
15,000	Red Rock Resorts Inc., Cl. A†	224,354	637,500
25,100	Ryman Hospitality Properties Inc., REIT†	614,306	1,981,896
1,830,700	The Hongkong & Shanghai Hotels Ltd.†	2,415,567	1,926,358
21,000	Universal Entertainment Corp.†	107,194	465,764
3,750	Wyndham Hotels & Resorts Inc.	47,858	271,087
8,750	Wynn Resorts Ltd.†	536,615	1,070,125
		15,240,976	29,684,724
	Machinery — 6.0%
110,150	Caterpillar Inc.	721,478	23,971,945
1,488,050	CNH Industrial NV	11,943,726	24,880,196
91,550	CNH Industrial NV, Borsa ltaliana	732,540	1,511,634
170,000	Deere & Co.	1,190,486	59,960,700
19,300	Mueller Water Products Inc., Cl. A	92,533	278,306
88,050	Welbilt Inc.†	160,316	2,038,357
202,300	Xylem Inc.	1,584,508	24,267,908
		16,425,587	136,909,046
	Manufactured Housing and Recreational Vehicles — 0.3%
28,900	Cavco Industries Inc.†	544,337	6,421,291
925	Nobility Homes Inc.	5,306	33,300
27,900	Skyline Champion Corp.†	140,732	1,487,070
		690,375	7,941,661
	Metals and Mining — 3.0%
48,850	Agnico Eagle Mines Ltd.	1,542,131	2,952,983
147,400	Barrick Gold Corp.	1,374,347	3,048,232
10,000	Cleveland-Cliffs Inc.†	62,468	215,600
			Market
Shares		Cost	Value

71,100	Franco-Nevada Corp.	$2,405,914	$10,314,477
124,550	Freeport-McMoRan Inc.	1,326,699	4,622,051
28,000	Kinross Gold Corp.	114,918	177,800
2,100	Livent Corp.†	38,172	40,656
15,000	MP Materials Corp.†	202,910	552,900
473,100	Newmont Corp.	8,719,163	29,985,078
106,500	Royal Gold Inc.	4,630,421	12,151,650
77,750	Wheaton Precious Metals Corp.	1,468,603	3,426,442
		21,885,746	67,487,869
	Publishing — 1.8%
8,500	Meredith Corp.†	171,606	369,240
102,200	News Corp., Cl. A	503,981	2,633,694
87,000	S&P Global Inc.	1,685,393	35,709,150
118,050	The E.W. Scripps Co., Cl. A	1,003,976	2,407,040
		3,364,956	41,119,124
	Real Estate — 0.8%
23,100	Brookfield Asset Management Inc., Cl. A	265,898	1,177,638
8,500	Host Hotels & Resorts Inc., REIT†	169,561	145,265
106,814	Indus Realty Trust Inc.	1,692,319	7,012,339
198,000	The St. Joe Co.	1,447,215	8,832,780
58,000	Weyerhaeuser Co.	1,177,448	1,996,360
		4,752,441	19,164,382
	Retail — 2.0%
12,000	Advance Auto Parts Inc.	1,704,538	2,461,680
71,150	AutoNation Inc.†	1,066,667	6,745,732
1,400	AutoZone Inc.†	1,462,210	2,089,108
13,000	CarMax Inc.†	888,976	1,678,950
31,475	Costco Wholesale Corp.	1,523,043	12,453,713
115,450	CVS Health Corp.	3,681,268	9,633,148
1,825	Dollar Tree Inc.†	173,840	181,588
4,000	EVgo Inc.†	63,070	60,080
1,300	Lowe’s Companies Inc.	148,682	252,161
12,000	Rush Enterprises Inc., Cl. B	181,967	457,680
10,050	The Home Depot Inc.	311,123	3,204,844
115,950	The Kroger Co.	350,822	4,442,044
8,000	Walgreens Boots Alliance Inc.	318,501	420,880
2,300	Walmart Inc.	313,761	324,346
7,832	Zalando SE†	796,160	946,789
		12,984,628	45,352,743
	Specialty Chemicals — 1.4%
1,500	Air Products and Chemicals Inc.	412,120	431,520
10,000	Ashland Global Holdings Inc.	185,485	875,000
500	Covestro AG	31,039	32,288
177,000	DuPont de Nemours Inc.	9,152,716	13,701,570

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

			Market
Shares		Cost	Value

	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
215,800	Ferro Corp.†	$696,750	$4,654,806
1,500	FMC Corp.	166,790	162,300
54,000	H.B. Fuller Co.	517,781	3,434,940
32,350	International Flavors & Fragrances Inc.	1,815,009	4,833,090
38,000	Sensient Technologies Corp.	615,865	3,289,280
500	SGL Carbon SE†	4,507	4,796
		13,598,062	31,419,590
	Telecommunications — 1.5%
10,800	AT&T Inc.	397,286	310,824
158,250	Deutsche Telekom AG, ADR	2,381,236	3,364,395
14,000	Hellenic Telecommunications Organization SA	82,085	234,897
23,400	Hellenic Telecommunications Organization SA, ADR	93,977	203,346
99,350	Loral Space & Communications Inc.	3,089,159	3,859,748
5,600	Orange SA, ADR	59,112	64,064
13,150	SoftBank Group Corp., ADR	288,962	458,514
2,676,400	Telecom Italia SpA	1,429,283	1,329,396
121,200	Telecom Italia SpA, ADR	843,729	608,424
37,400	Telefonica Brasil SA, ADR	328,172	317,900
300,000	Telefonica SA, ADR	1,948,141	1,410,000
799,000	Telephone and Data Systems Inc.	15,874,764	18,105,340
215,000	Telesites SAB de CV†	142,983	199,210
18,700	TIM SA, ADR	136,557	215,424
98,250	VEON Ltd., ADR†	343,365	179,798
63,850	Verizon Communications Inc.	1,854,688	3,577,515
		29,293,499	34,438,795
	Transportation — 0.9%
2,575	Canadian National Railway Co.	281,747	271,714
221,550	GATX Corp.	5,135,459	19,600,528
3,700	Kansas City Southern	6,765	1,048,469
850	Union Pacific Corp.	161,014	186,941
		5,584,985	21,107,652
	Wireless Communications — 0.3%
103,750	America Movil SAB de CV, Cl. L, ADR	314,555	1,556,250
25,435	T-Mobile US Inc.†	1,440,401	3,683,751
			Market
Shares		Cost	Value

34,600	United States Cellular Corp.†	$1,296,046	$1,256,326
		3,051,002	6,496,327

	TOTAL COMMON STOCKS	542,396,052	2,266,336,343

	CLOSED-END FUNDS — 0.1%
2,000	Altaba Inc., Escrow†	0	29,100
10,700	Royce Global Value Trust Inc.	93,090	160,286
81,700	Royce Value Trust Inc.	992,513	1,549,849
		1,085,603	1,739,235

	TOTAL CLOSED-END FUNDS	1,085,603	1,739,235

	PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.0%
34,569	Garrett Motion Inc., Ser. A	181,487	297,293

	Consumer Services — 0.1%
13,416	Qurate Retail Inc., 8.000%, 03/15/31	922,695	1,452,282

	Electronics — 0.0%
95	WESCO International Inc., Ser. A, 10.625%	2,518	2,935

	Health Care — 0.0%
31,580	The Phoenix Companies Inc., 7.450%, 01/15/32	674,937	550,676

	TOTAL PREFERRED STOCKS	1,781,637	2,303,186

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	Automobiles and Components — 0.0%
77,000	Garrett Motion Inc., Ser. A, 11.000%	404,250	662,200

	MANDATORY CONVERTIBLE SECURITIES(a) — 0.1%
	Diversified Industrial — 0.1%
15,000	Avantor Inc., Ser. A, 6.250%, 05/15/22	904,762	1,643,400

	RIGHTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
2,800	Brembo SpA, expire 06/28/21†	0	0

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

			Market
Shares		Cost	Value

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
1,694	Weatherford International plc, expire 12/13/23†	$0	$746

Principal
Amount

	U.S. GOVERNMENT OBLIGATIONS — 0.2%
$710,000	U.S. Cash Management Bill, 0.013%††, 09/07/21	709,982	709,942
5,123,000	U.S. Treasury Bills, 0.006% to 0.047%††, 07/08/21 to 11/18/21	5,122,810	5,122,602

	TOTAL U.S. GOVERNMENT OBLIGATIONS	5,832,792	5,832,544

	TOTAL INVESTMENTS — 99.8%	$552,405,096	2,278,517,654

	Other Assets and Liabilities (Net) — 0.2%		4,490,183

	NET ASSETS — 100.0%		$2,283,007,837

(a)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
†	Non-income producing security.
††	Represents annualized yield(s) at date(s) of purchase.

ADR   American Depositary Receipt

GDR   Global Depositary Receipt

REIT    Real Estate Investment Trust

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Assets and Liabilities

June 30, 2021 (Unaudited)

Assets:
Investments, at value (cost $552,405,096)	$2,278,517,654
Foreign currency, at value (cost $980,836)	973,221
Cash	82,310
Receivable for investments sold	4,995,883
Receivable for Fund shares sold	56,257
Dividends and interest receivable	2,118,130
Prepaid expenses	53,455
Total Assets	2,286,796,910
Liabilities:
Payable for investments purchased	81,560
Payable for Fund shares redeemed	1,000,548
Payable for investment advisory fees	1,895,990
Payable for distribution fees	365,011
Payable for accounting fees	3,750
Other accrued expenses	442,214
Total Liabilities	3,789,073
Net Assets
(applicable to 36,942,556 shares outstanding)	$2,283,007,837
Net Assets Consist of:
Paid-in capital	$437,696,395
Total distributable earnings	1,845,311,442
Net Assets	$2,283,007,837

Shares of Beneficial Interest, each at $0.001 par value;
unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($1,649,108,784 ÷ 26,636,195 shares outstanding)	$61.91
Class A:
Net Asset Value and redemption price per share ($42,016,473 ÷ 688,499 shares outstanding)	$61.03
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price).	$64.75
Class C:
Net Asset Value and offering price per share ($17,050,969 ÷ 314,931 shares outstanding)	$54.14	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($574,831,611 ÷ 9,302,931 shares outstanding)	$61.79

Statement of Operations For the Six Months Ended

June 30, 2021 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $574,647).	$18,243,655
Non-cash dividends	2,114,527
Interest	460
Total Investment Income	20,358,642
Expenses:
Investment advisory fees.	11,019,193
Distribution fees - Class AAA	2,007,387
Distribution fees - Class A	50,000
Distribution fees - Class C	92,714
Shareholder services fees	483,290
Custodian fees	135,304
Trustees’ fees	80,432
Shareholder communications expenses	47,464
Registration expenses	38,151
Legal and audit fees	31,889
Accounting fees	22,500
Interest expense	11,212
Miscellaneous expenses	64,274
Total Expenses	14,083,810
Less:
Expenses paid indirectly by broker (See Note 6)	(11,323)
Net Expenses	14,072,487
Net Investment Income	6,286,155
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	124,768,432
Net realized gain on foreign currency transactions	10,259
Net realized gain on investments and foreign currency transactions	124,778,691
Net change in unrealized appreciation/depreciation:
on investments	167,071,496
on foreign currency translations	(30,382)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	167,041,114
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	291,819,805
Net Increase in Net Assets Resulting from Operations	$298,105,960

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020

Operations:
Net investment income	$6,286,155	$5,849,960
Net realized gain on investments and foreign currency transactions	124,778,691	257,138,848
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	167,041,114	(81,677,434)
Net Increase in Net Assets Resulting from Operations	298,105,960	181,311,374
Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(181,930,760)
Class A	—	(4,312,572)
Class C	—	(2,689,933)
Class I	—	(58,689,666)
Total Distributions to Shareholders	—	(247,622,931)

Shares of Beneficial Interest Transactions:
Class AAA	(112,437,612)	(82,621,896)
Class A	(26,852)	(641,352)
Class C	(6,330,886)	(9,719,978)
Class I	14,684,576	(11,327,036)
Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(104,110,774)	(104,310,262)

Redemption Fees	249	241
Net Increase/(Decrease) in Net Assets	193,995,435	(170,621,578)
Net Assets:
Beginning of year	2,089,012,402	2,259,633,980
End of period	$2,283,007,837	$2,089,012,402

See accompanying notes to financial statements.

The Gabelli Asset Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)		Portfolio Turnover Rate
Class AAA
2021(d)	$54.05	$0.15	(e)	$7.71	$7.86	$—	$—	$—	$0.00	$61.91	14.5%	$1,649,109	0.52	%(e)(f)	1.33	%(f)	2%
2020	55.02	0.13		5.99	6.12	(0.17)	(6.92)	(7.09)	0.00	54.05	11.2	1,544,305	0.25		1.36		4
2019	49.44	0.22		10.88	11.10	(0.23)	(5.29)	(5.52)	0.00	55.02	22.4	1,674,315	0.40		1.36		4
2018	58.97	0.19		(4.77)	(4.58)	(0.17)	(4.78)	(4.95)	0.00	49.44	(7.7)	1,566,040	0.32		1.35		2
2017	53.33	0.09		10.67	10.76	(0.09)	(5.03)	(5.12)	0.00	58.97	20.2	1,973,845	0.15		1.35		2
2016	54.10	0.33		5.96	6.29	(0.42)	(6.64)	(7.06)	0.00	53.33	11.6	1,966,374	0.59		1.36		3
Class A
2021(d)	$53.28	$0.15	(e)	$7.60	$7.75	$—	$—	$—	$0.00	$61.03	14.6%	$42,016	0.51	%(e)(f)	1.33	%(f)	2%
2020	54.33	0.13		5.91	6.04	(0.17)	(6.92)	(7.09)	0.00	53.28	11.2	36,656	0.25		1.36		4
2019	48.88	0.22		10.76	10.98	(0.24)	(5.29)	(5.53)	0.00	54.33	22.4	38,598	0.41		1.36		4
2018	58.36	0.19		(4.72)	(4.53)	(0.17)	(4.78)	(4.95)	0.00	48.88	(7.7)	29,477	0.32		1.35		2
2017	52.80	0.09		10.57	10.66	(0.07)	(5.03)	(5.10)	0.00	58.36	20.2	39,598	0.15		1.35		2
2016	53.62	0.33		5.90	6.23	(0.41)	(6.64)	(7.05)	0.00	52.80	11.6	56,913	0.59		1.36		3
Class C
2021(d)	$47.45	$(0.06	)(e)	$6.75	$6.69	$—	$—	$—	$0.00	$54.14	14.1%	$17,051	(0.22	)%(e)(f)	2.08	%(f)	2%
2020	49.30	(0.23)		5.30	5.07	—	(6.92)	(6.92)	0.00	47.45	10.4	20,863	(0.50)		2.11		4
2019	44.91	(0.19)		9.87	9.68	—	(5.29)	(5.29)	0.00	49.30	21.5	32,334	(0.37)		2.11		4
2018	54.28	(0.23)		(4.36)	(4.59)	—	(4.78)	(4.78)	0.00	44.91	(8.4)	40,549	(0.43)		2.10		2
2017	49.72	(0.32)		9.91	9.59	—	(5.03)	(5.03)	0.00	54.28	19.3	63,821	(0.59)		2.10		2
2016	50.87	(0.08)		5.57	5.49	—	(6.64)	(6.64)	0.00	49.72	10.8	72,850	(0.16)		2.11		3
Class I
2021(d)	$53.88	$0.22	(e)	$7.69	$7.91	$—	$—	$—	$0.00	$61.79	14.7%	$574,832	0.76	%(e)(f)	1.08	%(f)	2%
2020	54.86	0.26		5.98	6.24	(0.30)	(6.92)	(7.22)	0.00	53.88	11.5	487,188	0.51		1.11		4
2019	49.30	0.36		10.87	11.23	(0.38)	(5.29)	(5.67)	0.00	54.86	22.8	514,387	0.65		1.11		4
2018	58.85	0.34		(4.78)	(4.44)	(0.33)	(4.78)	(5.11)	0.00	49.30	(7.5)	498,494	0.57		1.10		2
2017	53.22	0.23		10.68	10.91	(0.25)	(5.03)	(5.28)	0.00	58.85	20.5	587,964	0.40		1.10		2
2016	54.01	0.47		5.95	6.42	(0.57)	(6.64)	(7.21)	0.00	53.22	11.8	494,078	0.84		1.11		3

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no impact on the expense ratios.

(d)	For the six months ended June 30, 2021, unaudited.

(e)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.09 (Class AAA and Class A), $(0.11) (Class C), and $0.17 (Class l), and the net investment income ratio would have been 0.33% (Class AAA and Class A), (0.41)% (Class C), and 0.57% (Class l), respectively.
(f)	Annualized.

See accompanying notes to financial statements.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Asset Fund was organized on November 25, 1985 as a Massachusetts business trust and commenced investment operations on March 3, 1986. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is growth of capital. The Fund’s secondary goal is to provide current income.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

New Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2021 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/21
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Financial Services	$225,024,857	$16,035	$225,040,892
Other Industries (a)	2,041,295,451	—	2,041,295,451
Total Common Stocks	2,266,320,308	16,035	2,266,336,343
Closed-End Funds	1,710,135	29,100	1,739,235
Preferred Stocks (a)	1,752,510	550,676	2,303,186
Convertible Preferred Stocks (a)	662,200	—	662,200
Mandatory Convertible Securities (a)	1,643,400	—	1,643,400
Rights (a)	—	0	0
Warrants (a)	746	—	746
U.S. Government Obligations	—	5,832,544	5,832,544
TOTAL INVESTMENTS IN SECURITIES ASSETS	$2,272,089,299	$6,428,355	$2,278,517,654

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments held at June 30, 2021 or December 31, 2020.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services- approved by the Board and unaffiliated with the Adviser- to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2021, the Fund did not hold restricted securities.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata port on of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2021, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2020 was as follows:

Distributions paid from:*
Ordinary income (inclusive of short term capital gains)	$7,459,935
Net long term capital gains	261,247,390
Total distributions paid	$268,707,325

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2021:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$560,284,590	$1,730,521,523	$(12,288,459)	$1,718,233,064

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2021, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2021, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2021, other than short term securities and U.S. Government obligations, aggregated $53,637,977 and $191,430,418, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2021, the Fund paid $11,646 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $2,266 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended June 30, 2021, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed broker arrangement during this period was $11,323.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2021, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 2, 2022 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2021, there were no borrowings under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2021 was $1,181,856 with a weighted average interest rate of 0.70%. The maximum amount borrowed at any time during the six months ended June 30, 2021 was $33,898,000.

8. Shares of Beneficial Interest. The Fund offers four classes of shares- Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2021 and the year ended December 31, 2020, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest were as follows:

	Six Months Ended
	June 30, 2021		Year Ended
	(Unaudited)		December 31, 2020
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	245,948	$14,312,569	564,263	$28,806,578
Shares issued upon reinvestment of distributions	—	—	3,200,279	171,599,572
Shares redeemed	(2,179,826)	(126,750,181)	(5,622,830)	(283,028,046)
Net decrease	(1,933,878)	$(112,437,612)	(1,858,288)	$(82,621,896)
Class A
Shares sold	62,068	$3,510,988	109,888	$5,605,175
Shares issued upon reinvestment of
distributions	—	—	75,166	3,973,309
Shares redeemed	(61,561)	(3,537,840)	(207,462)	(10,219,836)
Net increase/(decrease)	507	$(26,852)	(22,408)	$(641,352)
Class C
Shares sold	10,101	$491,976	34,147	$1,669,863
Shares issued upon reinvestment of
distributions	—	—	56,493	2,659,118
Shares redeemed	(134,901)	(6,822,862)	(306,784)	(14,048,959)
Net decrease	(124,800)	$(6,330,886)	(216,144)	$(9,719,978)
Class I
Shares sold	875,328	$50,623,295	738,220	$38,473,892
Shares issued upon reinvestment of
distributions	—	—	1,002,141	53,564,426
Shares redeemed	(614,421)	(35,938,719)	(2,075,247)	(103,365,354)
Net increase/(decrease)	260,907	$14,684,576	(334,886)	$(11,327,036)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Liquidity Risk Management Program. In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has approved the designation of the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

At a meeting of the Board held on May 12, 2021, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Asset Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

At its meeting on May 12, 2021, the Board of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance (as of March 31, 2021) of the Fund against a peer group of nine other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of all retail and institutional multi-cap value funds, regardless of asset size or primary channel of distribution, as represented by Lipper Multi-Cap Value Index. The Independent Board Members noted that the Fund’s performance was in the second quintile for the three year, five year, and ten year periods, and the third quintile for the one year period, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the second quintile for the three year, and five year periods, and the third quintile for the one year, and ten year periods.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a large portion was executed by an affiliated broker and that the affiliated broker received distribution fees and minor amounts of sales commissions.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the Adviser Peer Group and a peer group of twelve other multi-cap core funds selected by Broadridge and noted that the advisory fee includes substantially all administrative services for the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were above average within these peer groups and the Fund’s size was generally larger than or comparable with these peers. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

The Gabelli Asset Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were acceptable and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was acceptable in light of the quality of services provided and other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

fixedGabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC which is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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THE GABELLI ASSET FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. In 2006, he began serving as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Brian C. Sponheimer is a portfolio manager and research analyst, responsible for coverage of automotive, trucking, and machinery stocks. In 2010, 2011, and 2016, Mr. Sponheimer was recognized by various financial publications, including the Wall Street Journal and the Financial Times, as a “Best on the Street” analyst. He began his business career in institutional equities at CIBC World Markets in New York and Boston. Mr.Sponheimer graduated cum laude from Harvard University with a BA in Government and received an MBA in Finance and Economics from Columbia Business School.

Sarah Donnelly joined Gabelli in 1999 as a junior research analyst working with the consumer staples and media analysts. Currently she is a portfolio manager of Gabelli Funds, LLC, a Senior Vice President, and the Food, Household, and Personal Care products research analyst for Gabelli & Company. In 2013, she was named the Health & Wellness research platform leader. Ms. Donnelly received a BS in Business Administration with a concentration in Finance and minor in History from Fordham University.

Melody Prenner Bryant joined GAMCO Investors, Inc. in September 2018 and is a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Previously, Ms. Prenner Bryant was a managing director and chief investment officer for Trevor Stewart Burton & Jacobsen Inc., a New York based registered investment adviser. She has held senior and portfolio management positions at Neuberger Berman, LLC, John A. Levin & Co., and Kempner Asset Management. Ms. Prenner Bryant received her BA in Political Science from The State University of New York at Binghamton and attended the Leonard N. Stern School of Business, New York University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI ASSET FUND

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Values per share available daily by calling

800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES	Salvatore J. Zizza
Mario J. Gabelli, CFA	Chairman,
Chairman and	Zizza & Associates Corp.
Chief Executive Officer,
GAMCO Investors, Inc.	OFFICERS
Executive Chairman,	Bruce N Alpert
Associated Capital Group Inc.	President

Anthony J. Colavita	John C. Ball
President,	Treasurer
Anthony J. Colavita, P.C.
Peter Goldstein
James P. Conn.	Secretary & Vice President
Former Chief Investment
Officer,	Richard J. Walz
Financial Security Assurance	Chief Compliance Officer
Holdings Ltd.
DISTRIBUTOR
John D. Gabelli	G.distributors, LLC
Former Senior Vice President,
G.research, LLC	CUSTODIAN
State Street Bank and Trust
Kuni Nakamura	Company
President,
Advanced Polymer, Inc.	TRANSFER AGENT, AND
DIVIDEND DISBURSING
Werner J. Roeder	AGENT
Former Medical Director,	DST Asset Manager
Lawrence Hospital	Solutions, Inc.

Anthonie C. van Ekris	LEGAL COUNSEL
Chairman,	Skadden, Arps, Slate, Meagher &
BALMAC International, Inc.	Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB405Q221SR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Asset Fund

By (Signature and Title)*	/s/ Bruce A. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	September 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce A. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	September 3, 2021

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 3, 2021

* Print the name and title of each signing officer under his or her signature.